INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of income taxes

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense	$3,311	$2,905	$4,676	$6,417
Deferred income tax expense (recovery)	-	940	(58)	(2,813)
Provision for (recovery of) income taxes	$3,311	$3,845	$4,618	$3,604